Vessel Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Vessel Revenue [Abstract]
Accounts receivable trade, net	$ 972		$ 404
Current portion of deferred revenue	3,121		2,094
Non-current portion of deferred revenue	$ 0		$ 67
Revenues [Member] | Customer Concentration Risk [Member] | Customers Accounting for More than 10% of Revenues [Member]
Revenue [Abstract]
Concentration risk percentage	78.00%	70.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	36.00%	34.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	24.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	18.00%	23.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	13.00%